INVESTMENTS IN ASSOCIATES (Details 2 Parenthetical) $ in Thousands, $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 09, 2023 USD ($) shares	Jan. 09, 2023 CLP ($) shares	Oct. 11, 2022 USD ($)	Oct. 11, 2022 ARS ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CLP ($) shares	Dec. 31, 2023 ARS ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ARS ($) shares	Dec. 31, 2021 USD ($)
Statement [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities						$ 0			$ 0		$ 47,988
Parque Eólico Ovejera Sur SpA [member] | Arauco Bioenergía SpA [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates						$ 222	$ 185,000
Investment in shares of associates made during the period | shares						185	185	185
Agrícola Fresno [Membe] | Forestal Arauco S.A. [member]
Statement [Line Items]
Investment in shares of associates made during the period | shares					266,204	6,399,520	6,399,520	6,399,520
Non monetary assets transferred to associates in consideration for acquiring interest in associates					$ 1,509	$ 31,998
Agrícola Fresno [Membe] | Agricola San Carlos SpA [Member]
Statement [Line Items]
Investment in shares of associates made during the period | shares					35,556
Non monetary assets transferred to associates in consideration for acquiring interest in associates					$ 1,509
Florestal Vale Do Corisco SA [Member] | Arauco Forest do Brasil SA [Member]
Statement [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities			$ 1,878	$ 9,800,000
Falcão MS SPE S.A., [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates						23,553		$ 116,742	9,664	$ 49,985
Falcão MS SPE S.A., [Member] | Arauco Participaes Florestais Ltda [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates						$ 23,553		$ 116,742	$ 9,664	$ 49,985
Investment in shares of associates made during the period | shares						116,741,636	116,741,636	116,741,636	49,984,900	49,984,900
E2E SpA. [Member] | Maderas Arauco S.A. [member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	$ 5,254	$ 4,446,808
Investment in shares of associates made during the period | shares	4,446,808	4,446,808
Agricola San Carlos SpA [Member] | Forestal Arauco S.A. [member]
Statement [Line Items]
Proportion of ownership interest in joint venture					50.00%
TreeCo, Inc. [Member] | Arauco Venture Limited [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates						$ 11,000
Proportion of ownership interest in joint venture						51.1278%	51.1278%	51.1278%
Consideration transferred, acquisition-date fair value						$ 48,900
TreeCo, Inc. [Member] | Arauco Venture Limited [Member] | Capitalization Of Loan Receivable [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates						1,770
TreeCo, Inc. [Member] | Arauco Venture Limited [Member] | Cash [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates						$ 9,230